Annual Total Returns - FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO - FidelityAdvisorSeriesGrowthOpportunitiesFund-PRO - Fidelity Advisor Series Growth Opportunities Fund - Fidelity Advisor Series Growth Opportunities Fund
Jan. 29, 2024
Bar Chart Table:
Annual Return 2014	10.78%
Annual Return 2015	5.82%
Annual Return 2016	0.34%
Annual Return 2017	35.48%
Annual Return 2018	17.03%
Annual Return 2019	40.71%
Annual Return 2020	68.10%
Annual Return 2021	12.72%
Annual Return 2022	(37.34%)
Annual Return 2023	46.95%